Income Taxes - Hong Kong, PRC and Withholding Tax on Undistributed Dividends (Details) ¥ in Millions, $ in Millions	1 Months Ended		12 Months Ended			24 Months Ended	36 Months Ended
	Aug. 31, 2017	Nov. 30, 2014	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Hong Kong
Schedule of income taxes
Statutory income tax rate			16.50%
PRC
Schedule of income taxes
Statutory income tax rate			25.00%	25.00%	25.00%
Withholding tax rate on dividends, foreign invested enterprises to their immediate holding companies			10.00%
Preferential withholding tax rate on dividends, foreign invested enterprises			5.00%
Threshold percentage of equity interest in PRC foreign invested enterprise to enjoy preferential withholding tax rate			25.00%
Aggregate undistributed earnings of the Group's entities located in the PRC			$ 172.0	¥ 1,030.2				$ 172.0	¥ 1,119.4
Unrecognized deferred tax liability on the permanently reinvested earnings			$ 17.2	¥ 103.0				$ 17.2	¥ 111.9
PRC | All other PRC incorporated entities of the Group
Schedule of income taxes
Statutory income tax rate			25.00%	25.00%	25.00%
PRC | High and New Technology Enterprises
Schedule of income taxes
Preferential income tax rate			15.00%
Number of years of reapplication for the status			3 years
PRC | High and New Technology Enterprises | Fenghuang On-line
Schedule of income taxes
Preferential income tax rate	15.00%	15.00%				15.00%		15.00%
PRC | High and New Technology Enterprises | Tianying Jiuzhou
Schedule of income taxes
Preferential income tax rate						15.00%		15.00%
PRC | High and New Technology Enterprises | Fenghuang Yutian
Schedule of income taxes
Preferential income tax rate						15.00%
PRC | Software Enterprise
Schedule of income taxes
Preferential income tax rate			12.50%
Number of years of tax exemption			2 years
Reduction rate upon applicable EIT rates			50.00%
Number of years of tax rate reduction subsequent to years of tax exemption			3 years
PRC | Software Enterprise | Fenghuang Yutian
Schedule of income taxes
Preferential income tax rate								12.50%
PRC | Software Enterprise | Fenghuang Borui
Schedule of income taxes
Preferential income tax rate							12.50%